Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
Investor Select Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Select Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Select Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have recently begun operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Investor Select Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Select Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Select Shares of the U.S. Treasury Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one and year two). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio’s net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, “U.S. Treasury Obligations”) with maturities of 397 days or less and repurchase agreements calling for resale in 397 days or less which are collateralized by U.S. Treasury Obligations. Up to 20% of the Portfolio’s net assets may be invested in other United States Government obligations and repurchase agreements calling for resale in 397 days or less which are collateralized by such U.S. Government obligations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this policy.

		The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
  The U.S. Treasury Portfolio’s investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.
  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.
  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Retail Shares of the U.S. Treasury Portfolio’s average annual total returns for the one year, five year and since inception periods. The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations. All of the classes of the U.S. Treasury Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Select Shares would have been higher than the Retail Shares’ performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Select Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Select Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2013, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the Retail Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Select Shares which have recently begun operations.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown above are those of the Retail Shares of the U.S. Treasury Portfolio which are not offered in this prospectus. The Retail Shares and the Investor Select Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Select Shares would be higher than returns for Retail Shares because Retail Shares have higher fees and expenses.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Investor Select Class | U.S. Treasury Portfolio | Investor Select Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	$ 1,050
Investor Select Class | U.S. Treasury Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	3.95%
2008	rr_AnnualReturn2008	0.94%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2006

[1]	Other Expenses for the current fiscal year are estimated as the Investor Select Shares of the U.S. Treasury Portfolio have recently begun operations.
[2]	The Manager and its affiliates have contractually agreed to waive their fees so that the total annual fund operating expenses paid by the U.S. Treasury Portfolio's Investor Select Shares (after contractual waivers) will not exceed 0.75% (the "Expense Cap") up to the date of the Portfolio's 2015 annual update to its registration statement.